Summary of Significant Accounting Policies - Summary of Percentage of Significant Revenue (Detail) (Sales [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Servier [Member]
Concentration Risk [Line Items]
Percentage of all significant revenue earned	58.80%	12.60%	17.30%	0.00%
Boehringer [Member]
Concentration Risk [Line Items]
Percentage of all significant revenue earned	15.90%	17.20%	18.40%	15.60%
Gilead [Member]
Concentration Risk [Line Items]
Percentage of all significant revenue earned	13.70%	0.00%	0.00%	0.00%
Pfizer [Member]
Concentration Risk [Line Items]
Percentage of all significant revenue earned	7.30%	7.40%	8.70%	10.80%
Eli Lilly [Member]
Concentration Risk [Line Items]
Percentage of all significant revenue earned	1.60%	55.70%	48.90%	54.00%
Government Agencies [Member]
Concentration Risk [Line Items]
Percentage of all significant revenue earned	2.60%	6.90%	6.50%	17.70%